As filed with the Securities and Exchange Commission on June 19, 2014
                                                                                                                                                                                                                          File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,152	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,152	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On July 18, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,152 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 18, 2014, the effectiveness of the registration statement for the iShares 2020 AMT-Free Muni Term ETF (the “Fund”), filed in Post-Effective Amendment No. 1,004 on December 16, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,059	February 27, 2014	March 28, 2014
1,079	March 27, 2014	April 25, 2014
1,104 1,126	April 24, 2014 May 22, 2014	May 23, 2014 June 20, 2014

This Post-Effective Amendment No. 1,152 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,004.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,152 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of June, 2014.

iSHARES TRUST

By:
Manish Mehta*
President

Date: June 19, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,152 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: June 19, 2014

John E. Martinez*
Trustee

Date: June 19, 2014

George G.C. Parker*
Trustee

Date: June 19, 2014

Cecilia H. Herbert*
Trustee

Date: June 19, 2014

Charles A. Hurty*
Trustee

Date: June 19, 2014

John E. Kerrigan*
Trustee

Date: June 19, 2014

Robert H. Silver*
Trustee

Date: June 19, 2014

Robert S. Kapito*
Trustee

Date: June 19, 2014

Madhav V. Rajan*
Trustee

Date: June 19, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: June 19, 2014

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 19, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.